General and administrative expenses	12 Months Ended
May 31, 2019
General and administrative expenses
General and administrative expenses

25.    General and administrative expenses

	For the year ended
	May 31,
	2019	2018
Executive compensation	$5,821	$1,794
Consulting fees	6,517	1,154
Office and general	16,511	3,166
Professional fees	11,790	2,951
Salaries and wages	19,627	3,295
Insurance	5,356	396
Travel and accommodation	3,116	889
Rent	1,014	256
	$69,752	$13,901